UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

7 Reddy Lane

Loudonville, NY 12211

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

7 Reddy Lane

Loudonville, NY 12211

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

	GEORGETOWNE LONG/SHORT FUND
	Schedule of Investments
	July 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS - 78.18%

Air Transportation, Scheduled - 3.21%
500	America West Holdings Corp. *	$ 4,250
500	Continental Airlines, Inc. *	7,905
		12,155
Commercial Banks, NEC - 3.46%
100	Bank of Ireland (a)	6,790
100	Royal Bank of Canada	6,332
		13,122
Computer Communications Equipment - 4.25%
1,200	Lanoptics, Ltd. *	8,916
300	Juniper Networks, Inc.*	7,197
		16,113
Computer Terminals - 1.66%
500	ATI Technologies, Inc.*	6,290

Industrial Organic Chemicals - 3.60%
250	Georgia Gulf Corp.	7,933
300	Sensient Technologies Corp.	5,703
		13,636
Food and Kindred Products - 1.77%
100	Altria Group, Inc.	6,696

Glass Products, Made of Purchased Glass - 1.01%
200	Corning Inc. Glass Works*	3,810

Motor Vehicle Parts & Accessories - 5.34%
200	American Axle & Manufacturing Holdings, Inc.	5,510
100	Magna International, Inc.	7,710
300	Superior Industries International, Inc.	7,002
		20,222
Paper Mills - 1.93%
250	Meadwestvaco	7,305

Radiotelephone Communications - 3.46%
1,200	Broadwing Corp.*	6,000
200	Mobile Telesystems (a)	7,092
		13,092
Railroad Switching & Terminal - 0.97%
1,000	Grupo TMM * (b)	3,680

Secondary Smelting & Refining of Nonferrous Metals - 1.81%
300	Aleris International, Inc.*	6,861

Semiconductors & Related Devices - 17.47%
1,000	Altera Corp. *	21,870
1,000	Broadcom Corp. *	42,770
1,000	JDS Uniphase Corp.*	1,510
		66,150
Services-Advertising Agencies - 0.99%
300	Interpublic Group Cos. Inc.*	3,750

Services-Computer Intergrated - 3.52%
400	Yahoo, Inc.*	13,336

Services- Computer Programming - 2.09%
500	Synaptics, Inc.*	7,925

Services-Direct Mail Advertising Services - 0.50%
1,000	CMGI, Inc.*	1,900

Services-Engineering Services - 1.11%
200	Essex Corp. *	4,190

Services - Prepackaged Software - 1.35%
200	Microsoft Corp.	5,122

State Commercial Banks - 2.28%
100	Deutsche Bank AG	8,650

Telephone & Telegraph Apparatus - 13.58%
1,000	Ciena Corp*	2,240
1,000	Qualcomm, Inc.	39,480
1,000	Tellabs, Inc.*	9,720
		51,440
Transportation Services - 2.82%
400	IAC/Interactive Corp.*	10,680

TOTAL FOR COMMON STOCKS (Cost $298,393) - 78.18%		296,125

SHORT TERM INVESTMENTS - 22.91%
86,765	First American Treasury Obligations Fund Class A 2.47%**	$86,765
	(Cost $86,765)
TOTAL INVESTMENTS - 101.09%		382,890
(Cost $385,158)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.09)%		(4,133)

NET ASSETS - 100.00%		$ 378,757

SCHEDULE OF SECURITIES SOLD SHORT		Value
Primary Smelting & Refining of Nonferrous Metals - 5.62%
200	Phelps Dodge Corp.	$21,290

Retail-Auto Dealers & Gasoline Stations - 3.71%
700	West Marine Products, Inc. *	14,042

	Total Securities Sold Short (Proceeds - $34,766)	$35,332

* Non-income producing securities.
** Variable Rate Security at July 31, 2005
(a) ADR - American Depository Receipts
(b) ADS - American Depository Shares

NOTES TO FINANCIAL STATEMENTS
Georgetowne Long/Short Fund
1. SECURITY TRANSACTIONS
At July 31, 2005, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $385,158 amounted to $2,836 which consisted of aggregate gross unrealized appreciation of $22,437 and aggregate gross unrealized depreciation of $25,273.

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date September 28, 2005